Reinsurance (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Ceded Credit Risk [Line Items]
Deposit assets in premiums, reinsurance, and other receivables or secondary guarantee risk for reinsurance	$ 1,600	$ 2,000
Deposit liabilities in other liabilities for reinsurance		1
Reinsurance recoverables	9,300	9,300
Ceded Credit Risk, Unsecured [Member]
Ceded Credit Risk [Line Items]
Reinsurance recoverables	2,600	2,700
Five Largest Ceded Reinsurers [Member]
Ceded Credit Risk [Line Items]
Five largest reinsurers, reinsurance recoverables amount	$ 8,000	$ 7,800
Five largest reinsurers, reinsurance recoverables percentage	86.00%	84.00%
Five Largest Ceded Reinsurers [Member] | Ceded Credit Risk, Unsecured [Member]
Ceded Credit Risk [Line Items]
Five largest reinsurers, reinsurance recoverables amount	$ 1,400	$ 1,500
Annuities
Reinsurance Retention Policy [Line Items]
Percentage of reinsured risk in excess of stated amount	100.00%
Living And Death Benefit Guarantees [Member]
Reinsurance Retention Policy [Line Items]
Reinsured risk percentage	100.00%
Mortality Risk [Member]
Reinsurance Retention Policy [Line Items]
Percentage of reinsured risk in excess of stated amount	90.00%
Retention amount	$ 2
Mortality Risk on Case by Case Basis [Member]
Reinsurance Retention Policy [Line Items]
Percentage of reinsured risk in excess of stated amount	100.00%
Retention amount	$ 20
Quota Share Reinsurance for Certain Disability Business [Member]
Reinsurance Retention Policy [Line Items]
Reinsured risk percentage	100.00%
Maximum
Ceded Credit Risk [Line Items]
Deposit liabilities in other liabilities for reinsurance	$ 1